Net Loss Per Share - Schedule of potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	48,168,217	27,943,081	18,967,724
Convertible Debentures
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	546,921	0	0
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	33,123,798	16,939,093	18,967,724
Public Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	6,854,309	6,899,988	0
Private Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	3,613,383	4,104,000	0
Retainer Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	4,000,000	0	0
Shares Issuable pursuant to ESPP
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	29,806	0	0